Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Salaries	€ 7,183	€ 7,145	€ 6,625
Social security charges (including defined-contribution pension plans)	2,100	2,098	1,929
Other employee expense	531	748	786
Total	€ 9,814	€ 9,991	€ 9,340